                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                      Fairfield, Ohio     November 11, 2006
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
Form 13F Information Table Entry Total:          58
Form 13F Information Table Value Total:   4,190,098

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798


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
                                             COLUMN 2     COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                               SHARES/  SH/ INVESTMENT
                 ISSUER                  TITLE OF CLASS    CUSIP   FMV (000)  PRINCIPAL PRN     DIS    OTH MGRS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES                            COMMON          001204106     9,205    252,200 SH  SHARED           01  --     252,200  --
ALLIANCEBERNSTEIN                        COMMON          01881G106   141,333  2,048,600 SH  SHARED           01  --   2,048,600  --
ALLIED WASTE INDUSTRIES INC              CONVERTIBLE DEB 019589AD2     4,646  5,050,000 PRN SHARED           01  --          --  --
ARTHUR J GALLAGHER                       COMMON          363576109       301     11,300 SH  SHARED           01  --      11,300  --
BB & T CORP                              COMMON          054937107     8,266    188,800 SH  SHARED           01  --     188,800  --
BOSTON PROPERTIES INC                    CONVERTIBLE DEB 10112RAG9     2,741  2,550,000 PRN SHARED           01  --          --  --
CAMDEN PROPERTY TRUST                    COMMON          133131102     7,601    100,000 SH  SHARED           01  --     100,000  --
CHEVRON CORPORATION                      COMMON          166764100    58,270    898,400 SH  SHARED           01  --     898,400  --
CONOCOPHILLIPS                           COMMON          20825C104    20,836    350,000 SH  SHARED           01  --     350,000  --
CRESCENT REAL ESTATE $1.6875 CV PFD      CONVERTIBLE PFD 225756204     3,288    150,000 SH  SHARED           01  --          --  --
DEVELOPERS DIVERSIFIED REALTY            COMMON          251591103     2,788     50,000 SH  SHARED           01  --      50,000  --
DUKE ENERGY CORP                         COMMON          26441C105    49,703  1,645,800 SH  SHARED           01  --   1,645,800  --
EQUITABLE RESOURCES INC                  COMMON          294549100    20,988    600,000 SH  SHARED           01  --     600,000  --
EXXON MOBIL CORPORATION                  COMMON          30231G102   424,072  6,320,000 SH  SHARED           01  --   6,320,000  --
FIFTH THIRD BANCORP                      COMMON          316773100 1,642,632 43,136,352 SH  SHARED           01  --  43,136,352  --
FIRST FINANCIAL BANCORP                  COMMON          320209109     1,441     90,586 SH  SHARED           01  --      90,586  --
FISHER SCIENTIFIC INT' L                 CONVERTIBLE DEB 338032AX3       582    500,000 PRN SHARED           01  --          --  --
FORTUNE BRANDS INC                       COMMON          349631101    26,289    350,000 SH  SHARED           01  --     350,000  --
GENERAL ELECTRIC CO.                     COMMON          369604103    47,655  1,350,000 SH  SHARED           01  --   1,350,000  --
GENUINE PARTS CO                         COMMON          372460105    41,918    971,900 SH  SHARED           01  --     971,900  --
GLIMCHER REALTY TRUST                    COMMON          379302102     2,478    100,000 SH  SHARED           01  --     100,000  --
HUNTINGTON BANCSHARES INC                COMMON          446150104     1,527     63,800 SH  SHARED           01  --      63,800  --
HUTCHINSON TECH                          CONVERTIBLE DEB 448407AF3     2,238  2,500,000 PRN SHARED           01  --          --  --
JOHNSON & JOHNSON                        COMMON          478160104   143,524  2,210,100 SH  SHARED           01  --   2,210,100  --
KAMAN CORP CV DEB                        CONVERTIBLE DEB 483548AC7     1,759  1,812,899 PRN SHARED           01  --          --  --
KELLWOOD CORP                            CONVERTIBLE DEB 488044AF5     7,742  8,650,000 PRN SHARED           01  --          --  --
LIBERTY MEDIA CORP                       CONVERTIBLE DEB 530715AR2     8,785 10,930,000 PRN SHARED           01  --          --  --
LINCOLN NATIONAL CORP                    COMMON          534187109    20,230    325,869 SH  SHARED           01  --     325,869  --
LINEAR TECHNOLOGY CORP                   COMMON          535678106     8,116    260,800 SH  SHARED           01  --     260,800  --
MEDTRONIC INC                            COMMON          585055106    26,018    560,250 SH  SHARED           01  --     560,250  --
MICROCHIP TECHNOLOGY INC                 COMMON          595017104     3,242    100,000 SH  SHARED           01  --     100,000  --
NATIONAL AUSTRALIA BANK $1.96875 EX CAPS CONVERTIBLE PFD 632525309    13,435    305,000 SH  SHARED           01  --          --  --
NATIONAL CITY CORPORATION                COMMON          635405103   257,115  7,025,000 SH  SHARED           01  --   7,025,000  --
NATIONAL RETAIL PPTYS INC                COMMON          637417106     5,724    265,000 SH  SHARED           01  --     265,000  --
NEW PLAN EXCEL RLTY TRUST INC            COMMON          648053106    11,769    435,095 SH  SHARED           01  --     435,095  --
NEW YORK COMMUNITY BANCORP 6% CV TR PFD  CONVERTIBLE PFD 64944P307     4,479     95,000 SH  SHARED           01  --          --  --
NORAM ENERGY CORP CV DEB                 CONVERTIBLE DEB 655419AC3    13,178 13,311,550 PRN SHARED           01  --          --  --
OMNICARE INC                             CONVERTIBLE DEB 681904AL2     6,364  7,150,000 PRN SHARED           01  --          --  --
PARTNERRE LTD                            COMMON          G6852T105     2,350     34,784 SH  SHARED           01  --      34,784  --
PEPSICO INC                              COMMON          713448108    32,630    500,000 SH  SHARED           01  --     500,000  --
PFIZER INC                               COMMON          717081103    26,375    930,000 SH  SHARED           01  --     930,000  --
PIEDMONT NATURAL GAS                     COMMON          720186105    75,576  2,986,000 SH  SHARED           01  --   2,986,000  --
PNC FINANCIAL SERVICES GROUP             COMMON          693475105   131,116  1,810,000 SH  SHARED           01  --   1,810,000  --
PROCTER & GAMBLE CORPORATION             COMMON          742718109   345,848  5,580,000 SH  SHARED           01  --   5,580,000  --
REINSURANCE GROUP OF AMERICA 5.75% PIERS CONVERTIBLE PFD 759351307     7,275    109,400 SH  SHARED           01  --          --  --


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
SCHERING-PLOUGH CORP                     CONVERTIBLE PFD 806605606     9,117    164,000 SH  SHARED           01  --          --  --
SEACOR SMITH INC NOTES                   CONVERTIBLE DEB 811904AH4     3,780  3,000,000 PRN SHARED           01  --          --  --
SIMON PROPERTY GROUP INC                 COMMON          828806109    18,124    200,000 SH  SHARED           01  --     200,000  --
SKY FINANCIAL GROUP INC                  COMMON          83080P103    23,034    925,050 SH  SHARED           01  --     925,050  --
ST JUDE MEDICAL CVT SR DEBT              CONVERTIBLE DEB 790849AB9    11,003 11,100,000 PRN SHARED           01  --          --  --
SYSCO CORP                               COMMON          871829107       234      7,000 SH  SHARED           01  --       7,000  --
TANGER FCTRY OUTLET                      COMMON          875465106    14,476    406,400 SH  SHARED           01  --     406,400  --
THERMO ELECTRON CORP CV DEBS             CONVERTIBLE DEB 883556AJ1     8,221  8,200,000 PRN SHARED           01  --          --  --
TRAVELERS PROPERTY CASUALTY C            CONVERTIBLE PFD 89420G307    10,217    415,000 SH  SHARED           01  --          --  --
U S BANCORP                              COMMON          902973304   105,112  3,164,120 SH  SHARED           01  --   3,164,120  --
WACHOVIA CORP.                           COMMON          929903102    28,196    505,300 SH  SHARED           01  --     505,300  --
WELLS FARGO & CO                         COMMON          949746101   118,128  3,265,000 SH  SHARED           01  --   3,265,000  --
WYETH                                    COMMON          983024100   167,009  3,285,000 SH  SHARED           01  --   3,285,000  --
                                                                   4,190,098


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